Intangible Assets	8 Months Ended
Sep. 14, 2021
Aria Energy LLC [Member]
Intangible Assets [Line Items]
Intangible Assets

NOTE 4 — Intangible Assets — Predecessor

Intangible assets consist of gas rights agreements, O&M contracts, power purchase, gas sales and gas purchase agreements that were created as a result of the allocation of the purchase price under business acquisitions based on the future value to Aria and amortized over their estimated useful lives. The gas rights agreements have various renewal terms in their underlying contracts that are factored into the useful lives when amortizing the intangible asset.

Amortizable Intangible Assets

	September 14, 2021
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Gas rights agreements	$217,285	$109,436	$107,849
O&M contracts	3,500	2,652	848
Gas sales agreements	32,059	23,019	9,040
Total	$252,844	$135,107	$117,737
	December 31, 2020
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net
Gas rights agreements	$217,285	$102,944	$114,341
O&M contracts	3,500	2,475	1,025
Gas sales agreements	32,059	20,503	11,556
Total	$252,844	$125,922	$126,922

Details of the intangible assets are summarized below:

(in thousands)			Expense
Type of Contract	Amortization Line Item	Remaining Lives	January 1 to September 14, 2021	Year Ended December 31, 2020
Gas rights	Depreciation, amortization and accretion	4 to 16 years	$6,493	$14,636
O&M contracts	Amortization of intangibles and below-market contracts	5 years	$178	$552
Gas sales	Amortization of intangibles and below-market contracts	1 to 8 years	$2,514	$3,566

Below-Market Contracts

Due to business acquisitions and asset acquisitions, Aria previously acquired certain below-market contracts, which are classified as noncurrent liabilities on Aria’s consolidated balance sheet. These include:

	September 14, 2021
(in thousands)	Gross Liability	Accumulated Amortization	Net
Gas purchase agreements	$19,828	$15,893	$3,935
	December 31, 2020
(in thousands)	Gross Liability	Accumulated Amortization	Net
Gas purchase agreements	$19,828	$14,059	$5,769

Below-market contracts related to the purchase of gas are amortized to cost of energy, and amortization was $1.8 million for the period ended September 14, 2021 and $2.4 million for the year ended December 31, 2020, which was recorded as a decrease to cost of energy.